Shareholders' Equity (Narrative) (Details) - USD ($)		1 Months Ended		12 Months Ended
	Sep. 04, 2019	Nov. 30, 2021	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares			4,025,000
Amount of shares		$ 194,530,000	$ 64,320,000		$ 64,320,000	$ 16,026,000
Unrecognized share-based compensation expense				$ 63,000
Share based compensation expense				5,815,000	4,235,000	2,892,000
Aggregate intrinsic Value, Outstanding				738,000	1,628,000	2,343,000
Aggregate intrinsic Value, Outstanding, Vested and expected to vest				$ 683,000	$ 1,161,000	1,746,000
Dividend	$ 6,551,000					$ 6,551,000
Dividend paid per share	$ 0.17
Percentage of outstanding shares grant				3.50%
Number of ordinary shares issued upon exercise of option				73,421	206,991	199,243
Underwriter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per share price			$ 17.00
Number of ordinary shares issued upon exercise of option			525,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant				1,534,632
Unrecognized share-based compensation expense				$ 12,777,000
Share based compensation expense				5,705,000
Aggregate intrinsic Value, Outstanding				$ 46,040.00	$ 21,910	$ 10,830
Weighted average grant- date fair value, Vested				$ 34.33	$ 11.83	$ 8.61
Weighted average exercise price				$ 0.00
Percentage of outstanding shares grant				3.50%
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense				$ 110,000	$ 120,000	$ 269,000